Nationwide Loomis Core Bond Fund Expense Example - Nationwide Loomis Core Bond Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 290
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,157
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	580
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	883
Eagle Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	$ 702